Income taxes - Disclosure of income tax recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expected recovery at the statutory rate	$ (31,471)	$ (17,312)
Non-taxable revaluation of warrant liabilities	10,450	2,688
Non-deductible expenses including stock compensation	2,178	2,157
Effect of change in future tax rate	2,955	0
Difference between statutory and deferred tax rate	721	0
Unrecognized deductible temporary differences	15,167	12,467
Income taxes related to foreign subsidiaries	144	73
Total income tax expense	$ 144	$ 73
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory tax rate	25.41%	27.00%